Note 18 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	$ (1,037)	$ (557)
Fair Value, Recurring [Member]
Derivative asset (liability)	(1,037)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(1,037)	(557)
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) [Member]
Derivative asset (liability)	228	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	228	(316)
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | EUA Futures [Member]
Derivative asset (liability)	218	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	218	291
Fair Value, Recurring [Member] | EUA Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) Put Options [Member]
Derivative asset (liability)	15
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) Put Options [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) Put Options [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	15
Fair Value, Recurring [Member] | Forward Freight Agreements (“FFAs”) Put Options [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member]
Derivative asset (liability)	22	268
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	22	268
Fair Value, Recurring [Member] | Euro/U.S. Dollar Currency Options [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member]
Derivative asset (liability)	(1,520)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset (liability)	0	0
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset (liability)	(1,520)	(800)
Fair Value, Recurring [Member] | Bunker Swap Agreements [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset (liability)	$ 0	$ 0